As filed with the Securities and Exchange Commission on February 25, 2005
                                    Investment Company Act file number 811-4179

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)           (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 03/31

Date of reporting period: December 31, 2004

Item 1: Schedule of Investments

 CORTLAND TRUST, INC.
 GENERAL MONEY MARKET FUND
 STATEMENT OF NET ASSETS
 DECEMBER 31, 2004
 (UNAUDITED)


       Face                                                                                  Maturity    Current      Amortized
     Amount       Security Description                                                         Date      Coupon         Cost
     -------      --------------------                                                         ----      -------        ----

ASSET BACKED COMMERCIAL PAPER (23.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000.00 ASAP FUNDING LIMITED, YTM 2.39%                                            01/28/05      0.00 % $   49,910,750.00
    25,000,000.00 ASAP FUNDING LIMITED, YTM 2.39%                                            01/28/05      0.00       24,955,375.00
    30,000,000.00 ASAP FUNDING LIMITED, YTM 2.28%                                            02/07/05      0.00       29,930,008.33
    45,000,000.00 DELAWARE FUNDING CORPORATION, YTM 2.34%                                    01/24/05      0.00       44,932,725.00
    50,000,000.00 FCAR OWNER TRUST, YTM 2.29%                                                02/07/05      0.00       49,878,722.22
    50,000,000.00 FCAR OWNER TRUST, YTM 2.37%                                                02/08/05      0.00       49,875,444.44
    83,150,000.00 FOUNTAIN SQUARE COMMERCIAL FUNDING, YTM 2.27%                              02/24/05      0.00       82,869,368.75
    50,000,000.00 GOVCO INCORPORATED, YTM 2.37%                                              02/09/05      0.00       49,872,708.33
    35,000,000.00 GREYHAWK FUNDING, YTM 2.15%                                                01/06/05      0.00       34,989,548.61
    38,000,000.00 GREYHAWK FUNDING, YTM 2.35%                                                01/12/05      0.00       37,974,920.00
    25,000,000.00 GREYHAWK FUNDING, YTM 2.34%                                                01/12/05      0.00       24,982,125.00
    20,000,000.00 GREYHAWK FUNDING, YTM 2.23%                                                01/19/05      0.00       19,977,800.00
    30,000,000.00 GREYHAWK FUNDING, YTM 2.36%                                                01/20/05      0.00       29,962,791.66
    25,000,000.00 LEXINGTON PARKER CAPITAL, YTM 2.15%                                        01/14/05      0.00       24,980,680.56
    50,000,000.00 LOCKHART FUNDING LLC, YTM 2.26%                                            02/03/05      0.00       49,897,333.34
    30,000,000.00 LOCKHART FUNDING LLC, YTM 2.31%                                            02/04/05      0.00       29,935,400.00
    38,000,000.00 LOCKHART FUNDING LLC, YTM 2.31%                                            02/04/05      0.00       37,917,455.56
    75,000,000.00 LOCKHART FUNDING LLC, YTM 2.32%                                            02/08/05      0.00       74,817,125.00
    20,000,000.00 LOCKHART FUNDING LLC, YTM 2.42%                                            02/09/05      0.00       19,948,000.00
    14,000,000.00 MARKET STREET FUNDING, YTM 2.22%                                           01/11/05      0.00       13,991,405.55
    50,000,000.00 MARKET STREET FUNDING, YTM 2.33%                                           01/12/05      0.00       49,964,402.78
    50,000,000.00 MARKET STREET FUNDING, YTM 2.37%                                           01/19/05      0.00       49,941,000.00
    50,000,000.00 MARKET STREET FUNDING, YTM 2.34%                                           01/25/05      0.00       49,922,333.34
    45,964,000.00 TICONDEROGA FUNDING, YTM 2.43%                                             02/22/05      0.00       45,803,330.28
    25,000,000.00 WINDMILL FUNDING CORPORATION, YTM 2.34%                                    01/13/05      0.00       24,980,583.33
    25,000,000.00 WINDMILL FUNDING CORPORATION, YTM 2.35%                                    01/20/05      0.00       24,969,125.00
    50,000,000.00 WINDMILL FUNDING CORP., YTM 2.34%                                          02/03/05      0.00       49,893,208.34

-----------------                                                                                                 -----------------
$1,079,114,000.00 TOTAL ASSET BACKED COMMERCIAL PAPER                                                             $1,077,073,670.42
-----------------                                                                                                 -----------------

COMMERCIAL PAPER (8.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000.00 ANZ DELAWARE, YTM 2.05%                                                    02/14/05      0.00 % $   49,875,638.89
    25,000,000.00 BANK OF AMERICA, YTM 2.24%                                                 02/14/05      0.00       24,932,166.67
    50,000,000.00 CITIGROUP GLOBAL MARKETS, YTM 2.37%                                        02/18/05      0.00       49,842,666.67
    15,000,000.00 CORNELL UNIVERSITY - SERIES 2004A, YTM 2.15%                               01/11/05      0.00       14,991,041.67
    75,000,000.00 GENERAL ELECTRIC CAPITAL CORPORATION, YTM 2.33%                            02/07/05      0.00       74,821,166.67
    35,000,000.00 LEXINGTON PARKER CAPITAL, YTM 2.37%                                        02/11/05      0.00       34,905,927.78
    20,000,000.00 LEXINGTON PARKER CAPITAL, YTM 2.45%                                        02/11/05      0.00       19,944,422.22
    25,580,000.00 PFIZER INC., YTM 2.39%                                                     02/14/05      0.00       25,505,590.62
    10,000,000.00 TEXAS PFA UNEMPLOYMENT COMPENSATION - SERIES D-2,                          02/03/05      2.14       10,000,000.00
    10,000,000.00 THE JOHN HOPKINS UNIVERSITY - SERIES C                                     02/15/05      2.26       10,000,000.00
    70,000,000.00 UBS FINANCE , YTM 2.38%                                                    01/05/05      0.00       69,981,488.89

-----------------                                                                                                 -----------------
$ 385,580,000.00 TOTAL COMMERCIAL PAPER                                                                           $  384,800,110.08
-----------------                                                                                                 -----------------

DOMESTIC CERTIFICATES OF DEPOSIT (1.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000.00 WELLS FARGO BANK                                                           01/28/05      2.35 % $   50,000,000.00

-----------------                                                                                                 -----------------
$   50,000,000.00 TOTAL DOMESTIC CERTIFICATES OF DEPOSIT                                                          $   50,000,000.00
-----------------                                                                                                 -----------------

EURODOLLAR CERTIFICATES OF DEPOSIT (2.16%)
-----------------------------------------------------------------------------------------------------------------------------------
   100,000,000.00 BARCLAYS BANK PLC                                                          01/31/05      2.35 %    100,000,415.16
-----------------                                                                                                 -----------------
$  100,000,000.00 TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                        $  100,000,415.16
-----------------                                                                                                 -----------------

FLOATING RATE  SECURITIES (5.59%)
-----------------------------------------------------------------------------------------------------------------------------------
$   40,000,000.00 BANK OF AMERICA (A)                                                        06/09/05      2.30 % $   40,000,000.00
    50,000,000.00 BANK OF AMERICA (B)                                                        12/15/05      2.32       50,000,000.00
    25,000,000.00 BARCLAYS BANK, PLC (C)                                                     03/24/05      2.35       24,998,863.13
    13,100,000.00 CFM INTERNATIONAL, INC. GUARANTEED NOTES - SERIES 1999A (D)
                  LOC GENERAL ELECTRIC COMPANY                                               01/01/10      2.42       13,100,000.00
    65,000,000.00 COS-MAR COMPANY (GE PETROCHEMICAL) (E)
                  LOC GENERAL ELECTRIC COMPANY                                               06/24/05      2.43       65,000,000.00
    15,000,000.00 GENERAL ELECTRIC CAPITAL CORPORATION EXTENDIBLE MONTHLY SECURITIES (F)     01/17/06      2.51       15,000,000.00
    50,000,000.00 THE GOLDMAN SACHS GROUP L.P. (G)                                           04/13/05      2.41       50,000,000.00
-----------------                                                                                                 -----------------
$  258,100,000.00 TOTAL FLOATING RATE SECURITIES                                                                  $  258,098,863.13
-----------------                                                                                                 -----------------

FOREIGN COMMERCIAL PAPER (16.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$   75,000,000.00 ALLIANCE & LEICESTER PLC, YTM 2.03%                                        02/14/05      0.00 % $   74,814,833.34
    25,000,000.00 ALLIANCE & LEICESTER PLC, YTM 2.20%                                        03/08/05      0.00       24,900,083.34
    60,000,000.00 BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 2.10%                            01/31/05      0.00       59,895,500.00
    50,000,000.00 BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 2.31%                            02/03/05      0.00       49,902,375.00
    50,000,000.00 BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 2.40%                            03/14/05      0.00       49,762,000.00
    50,000,000.00 BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 2.46%                            03/17/05      0.00       49,744,791.67
    50,000,000.00 DEPFA BANK PLC, YTM 2.28%                                                  02/01/05      0.00       49,902,263.89
    50,000,000.00 DEPFA BANK PLC, YTM 2.04%                                                  02/14/05      0.00       49,876,250.00
    50,000,000.00 HBOS TREASURY SERVICES, YTM 2.35%                                          02/14/05      0.00       49,857,305.56
   150,000,000.00 HBOS TREASURY SERVICES, YTM 2.37%                                          02/17/05      0.00      149,538,812.52
    32,000,000.00 YORKSHIRE BUILDING SOCIETY, YTM 2.11%                                      01/14/05      0.00       31,975,733.33
    30,000,000.00 YORKSHIRE BUILDING SOCIETY, YTM 2.19%                                      01/18/05      0.00       29,969,116.67
    20,000,000.00 YORKSHIRE BUILDING SOCIETY, YTM 2.08%                                      01/20/05      0.00       19,978,150.00
    30,000,000.00 YORKSHIRE BUILDING SOCIETY, YTM 2.20%                                      02/01/05      0.00       29,943,166.67
    50,000,000.00 YORKSHIRE BUILDING SOCIETY, YTM 2.30%                                      02/03/05      0.00       49,895,500.00
-----------------                                                                                                 -----------------
 $ 772,000,000.00 TOTAL FOREIGN COMMERCIAL PAPER                                                                  $  769,955,881.99
------------------                                                                                                -----------------

LETTER OF CREDIT COMMERCIAL PAPER (13.35%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  25,000,000.00 BANCO BRADESCO S.A., YTM 2.69%
                  LOC CALYON                                                                 06/10/05      0.00 % $   24,705,555.55
    50,000,000.00 BANCO BRADESCO S.A., YTM 2.71%
                  LOC CALYON                                                                 06/10/05      0.00       49,406,666.66
    25,000,000.00 BANCO BRADESCO S.A., YTM 2.69%
                  LOC CALYON                                                                 06/10/05      0.00       24,703,333.34
    21,000,000.00 BANCO CONTINENTAL DE PANAMA S.A., YTM 2.30%
                  LOC CALYON                                                                 05/02/05      0.00       20,839,070.00
    19,000,000.00 BANCO CONTINENTAL DE PANAMA S.A., YTM 2.63%
                  LOC CALYON                                                                 06/01/05      0.00       18,792,794.44
    21,000,000.00 BANCO CONTINENTAL DE PANAMA S.A., YTM 2.22%
                  LOC CALYON                                                                 06/03/05      0.00       20,805,435.00
    49,000,000.00 BANCO CUSCATLAN, S.A., YTM 2.20%
                  LOC ING BANK NV                                                            03/30/05      0.00       48,738,884.44
    50,000,000.00 BANCOMER, S.A., YTM 2.47%
                  LOC ING BANK NV                                                            03/21/05      0.00       49,730,083.33
    90,350,000.00 BANCO RIO DE LA PLATA S.A., YTM 2.44%
                  LOC BANCO SANTANDER                                                        06/17/05      0.00       89,352,485.81
    20,000,000.00 BANCO RIO DE LA PLATA S.A., YTM 2.51%
                  LOC BANCO SANTANDER                                                        06/17/05      0.00       19,772,694.44
    25,000,000.00 COFCO CAPITAL CORPORATION, YTM 2.21%
                  LOC RABOBANK NEDERLAND                                                     01/11/05      0.00       24,984,722.22
    30,500,000.00 COFCO CAPITAL CORPORATION, YTM 2.23%
                  LOC RABOBANK NEDERLAND                                                     01/18/05      0.00       30,468,025.83
    20,000,000.00 GUAM POWER AUTHORITY, YTM 2.44%
                  INSURED BY AMBAC INDEMNITY CORP.                                           02/07/05      2.44       20,000,000.00
    20,000,000.00 LOUIS DREYFUS CORPORATION, YTM 2.26%
                  LOC BARCLAYS BANK                                                          01/04/05      0.00       19,996,250.00
    50,000,000.00 LOUIS DREYFUS CORPORATION, YTM 2.25%
                  LOC BARCLAYS BANK                                                          01/10/05      0.00       49,972,000.00
    25,000,000.00 LOUIS DREYFUS CORPORATION, YTM 2.29%
                  LOC CALYON                                                                 01/12/05      0.00       24,982,583.33
    50,000,000.00 NATC CALIFORNIA LLC, YTM 2.04%
                  LOC CHASE MANHATTAN BANK, N.A.                                             01/18/05      0.00       49,952,541.67
    30,000,000.00 TRIPLE-A ONE FUNDING CORPORATION, YTM 2.36%
                  INSURED BY MBIA                                                            01/20/05      0.00       29,962,791.67
-----------------                                                                                                 -----------------
 $ 620,850,000.00 TOTAL LETTER OF CREDIT COMMERCIAL PAPER                                                         $  617,165,917.73
-----------------                                                                                                 -----------------

LOAN PARTICIPATIONS (2.06%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  15,000,000.00 ARMY AND AIR FORCE EXCHANGE SERVICE WITH JPMORGAN CHASE                    01/05/05      2.36 % $   15,000,000.00
    30,000,000.00 ARMY AND AIR FORCE EXCHANGE SERVICE WITH JPMORGAN CHASE                    01/14/05      2.32       30,000,000.00
    40,000,000.00 ARMY AND AIR FORCE EXCHANGE SERVICE WITH JPMORGAN CHASE                    02/14/05      2.35       40,000,000.00
    10,000,000.00 EQUITABLE LIFE ASSURANCE SOCIETY WITH JPMORGAN CHASE (G)                   03/21/05      2.43       10,000,000.00

-----------------                                                                                                 -----------------
 $  95,000,000.00 TOTAL LOAN PARTICIPATIONS                                                                       $ 95,000,000.00
------------------                                                                                                -----------------

MASTER NOTE & PROMISSORY NOTE (1.30%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  60,000,000.00 THE GOLDMAN SACHS GROUP L.P.                                               02/18/05      1.91 % $   60,000,000.00
-----------------                                                                                                 -----------------
 $  60,000,000.00 TOTAL MASTER NOTE & PROMISSORY NOTE                                                             $   60,000,000.00
-----------------                                                                                                 -----------------

OTHER NOTES (0.30%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000.00 IDB OF THE PARISH OF CALCASIEU, INC
                  LOC BNP PARIBAS                                                            01/06/05      2.35 % $   10,000,000.00
     4,005,460.00 KANSAS CITY, KS (UNIFIED GOVERNMENT OF WYANDOTTE) -
                  SERIES 2004-VI                                                             04/01/05      2.20        4,005,460.00
-----------------                                                                                                 -----------------
 $  14,005,460.00 TOTAL OTHER NOTES                                                                               $   14,005,460.00
-----------------                                                                                                 -----------------

REPURCHASE AGREEMENTS (1.17%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000.00 BANK OF AMERICA, purchased 12/31/04 REPURCHASE PROCEEDS AT
                  MATURITY $10,001,808 (COLLATERALIZED BY $9,922,987, GNMA,
                  6.000%, DUE 09/15/34, VALUE $10,200,000)                                   01/03/05      2.17 % $   10,000,000.00
    24,000,000.00 J.P. MORGAN CHASE, purchased 12/31/04 REPURCHASE PROCEEDS AT
                  MATURITY $24,004,400 (COLLATERALIZED BY $26,380,000,  GNMA,
                  3.750%, DUE 01/20/34, VALUE $24,481,992)                                   01/03/05      2.20       24,000,000.00
    20,000,000.00 UBS PAINE WEBBER, purchased 12/31/04 REPURCHASE PROCEEDS AT
                  MATURITY $20,003,500 (COLLATERALIZED BY $21,522,694, GNMA,
                  5.500% TO 6.500%, DUE 01/20/34 TO 08/20/34, VALUE $20,400,638)             01/03/05      2.10       20,000,000.00
------------------                                                                                                 ----------------
 $  54,000,000.00 TOTAL REPURCHASE AGREEMENTS                                                                     $   54,000,000.00
------------------                                                                                                 ----------------

TIME DEPOSIT (1.08%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  50,000,000.00 BNP PARIBAS                                                                01/03/05      2.27 % $   50,000,000.00
-----------------                                                                                                 -----------------
 $  50,000,000.00 TOTAL TIME DEPOSIT                                                                              $   50,000,000.00
-----------------                                                                                                 -----------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTE (0.43%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  20,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.81%                           05/27/05      1.81 % $   20,000,000.00

-----------------                                                                                                 -----------------
 $  20,000,000.00 TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTE                                                      $   20,000,000.00
------------------                                                                                                -----------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (1.47%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  25,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.02%                                          06/08/05      2.02 % $   25,000,000.00
     9,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.30%                                          08/15/05      3.25        9,050,714.40
    25,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.40%                           02/25/05      1.40       25,000,000.00
     8,900,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.75%                           05/23/05      1.75        8,900,000.00
-----------------                                                                                                 -----------------
 $  67,900,000.00 TOTAL U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES                                                  $   67,950,714.40
-----------------                                                                                                 -----------------

VARIABLE RATE DEMAND INSTRUMENTS (H) (17.04%)
-----------------------------------------------------------------------------------------------------------------------------------
 $   2,070,000.00 2150 INVESTMENT COMPANY - SERIES 1997
                  LOC FIFTH THIRD BANK                                                       02/01/17      2.42 % $    2,070,000.00
     2,045,000.00 361 SUMMIT BLVD. LLC - SERIES 2003
                  LOC FIRST COMMERCIAL BANK                                                  05/01/28      2.44        2,045,000.00
     4,760,000.00 A&M ASSOCIATES PROJECT
                  LOC US BANK N.A.                                                           12/01/34      2.48        4,760,000.00
     2,200,000.00 ADAMS COUNTY, CO HOUSING AGENCY
                  (SEMPER VILLAGE APARTMENTS) - SERIES 2004C                                 07/15/37      2.50        2,200,000.00
     6,800,000.00 ADELANTO, CA PUBLIC UTILITY
                  LOC CALIFORNIA STATE TEACHERS RETIREMENT SYSTEM                            11/01/34      2.45        6,800,000.00
     2,850,000.00 ALA TRADE FOOD LLC
                  LOC AMSOUTH BANK, N.A.                                                     12/01/14      2.49        2,850,000.00
     5,355,000.00 ALBANY DOUGHERTY, GA PAYROLL IDA (FLINT RIVER SERVICE, INC.
                  PROJECT-B)
                  LOC COLUMBUS BANK & TRUST COMPANY                                          05/01/17      2.76        5,355,000.00
       695,000.00 ALPINE CAPITAL INVESTMENT LLC
                  LOC FIRST OF AMERICA                                                       09/15/27      2.57          695,000.00
     3,500,000.00 AMERIFREEZE PARTNERS I, LLC
                  LOC COMERICA BANK                                                          02/01/21      2.50        3,500,000.00
       835,000.00 ANDREWS LASER WORKS CORPORATION
                  LOC FIRSTAR BANK                                                           05/01/08      2.55          835,000.00
     1,885,000.00 ATLANTIC TOOL & DIE COMPANY
                  LOC KEY BANK, N.A.                                                         12/01/11      2.55        1,885,000.00
     2,300,000.00 ATLANTIC TOOL & DIE COMPANY - SERIES 2002
                  LOC KEY BANK, N.A.                                                         03/01/17      2.55        2,300,000.00
     1,545,000.00 BARNES & THORNBURG
                  LOC FIFTH THIRD BANK                                                       07/01/08      2.42        1,545,000.00
     8,621,000.00 BB AUTO LAND OF ROSWELL, LLC - SERIES 2003A
                  LOC BANK OF NORTH GEORGIA                                                  05/01/23      2.57        8,621,000.00
     2,745,000.00 BBC, LLC
                  LOC COLUMBUS BANK & TRUST COMPANY                                          11/01/20      2.41        2,745,000.00
     1,000,000.00 BENNETT REALTY LLC
                  LOC FIFTH THIRD BANK                                                       04/01/23      2.42        1,000,000.00
     1,205,000.00 BERKELEY SQUARE RETIREMENT CENTER - SERIES 1998
                  LOC FIFTH THIRD BANK                                                       02/01/13      2.52        1,205,000.00
     4,075,000.00 BOB SUMEREL TIRE CO, INC. - SERIES 1999
                  LOC FIFTH THIRD BANK                                                       04/01/19      2.42        4,075,000.00
     2,900,000.00 BROOKVILLE ENTERPRISES
                  LOC FIFTH THIRD BANK                                                       10/01/25      2.42        2,900,000.00
     2,000,000.00 BUDD OFFICE BUILDING ASSOCIATE (PARTNERSHIP PROJECT)-SERIES 1997
                  LOC COMERICA BANK                                                          10/01/47      2.55        2,000,000.00
     3,150,000.00 BURKE COUNTY, GA DEVELOPMENT AUTHORITY IDRB
                  (LICHTENBERG HOLDINGS II, LLC)
                  LOC JPMORGAN CHASE                                                         01/01/13      2.47        3,150,000.00
     8,470,000.00 CAMBRIDGE GORBUTT MOB, L.P. - SERIES 2003
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       11/01/28      2.47        8,470,000.00
     5,250,000.00 CARMICHAEL IMAGING, LLC- SERIES 2002
                  LOC REGIONS BANK                                                           11/01/10      2.47        5,250,000.00
     5,000,000.00 CEGW, INC.
                  LOC PNC BANK, N.A.                                                         03/31/09      2.29        5,000,000.00
     2,085,000.00 CENTRAL MICHIGAN INNS, LLC
                  LOC MICHIGAN NATIONAL BANK                                                 04/01/30      2.52        2,085,000.00
     5,000,000.00 CHARLES K. BLANDIN FOUNDATION - SERIES 2004
                  LOC WELLS FARGO BANK, N.A.                                                 05/01/19      2.35        5,000,000.00
     5,100,000.00 CHARLES WILLIAM PROPERTIES, LLC
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       08/01/29      2.52        5,100,000.00
     3,850,000.00 CHENEY BROTHERS, INC.
                  LOC FIRST UNION NATIONAL BANK OF NORTH CAROLINA                            12/01/16      2.49        3,850,000.00
       890,000.00 CHUO MUBEA SUSPE CHUOMUO
                  LOC FIFTH THIRD BANK                                                       01/01/11      2.42          890,000.00
     2,990,000.00 CINNAMON PROPERTIES, INC.
                  LOC FIRSTAR BANK                                                           04/01/20      2.45        2,990,000.00
     2,750,000.00 CIRRUS DEVELOPMENT LTD
                  LOC US BANK N.A.                                                           05/01/14      2.45        2,750,000.00
     6,660,000.00 CITY & COUNTY OF DENVER, CO COPS - SERIES C
                  LOC JPMORGAN CHASE                                                         12/01/22      2.45        6,660,000.00
     6,075,000.00 CITY OF AUBURN, AL INDUSTRIAL DEVELOPMENT & INFRASTRUCTURE RB
                   LOC ALLIED IRISH BANK                                                     05/01/24      2.41        6,075,000.00
     2,000,000.00 CITY OF PORTLAND, OR EDRB (BROADWAY PROJECT) - SERIES 2003B
                  INSURED BY AMBAC INDEMNITY CORP.                                           04/01/11      2.50        2,000,000.00
     1,525,000.00 COLE INVESTMENTS LLC
                  LOC FIFTH THIRD BANK                                                       07/01/19      2.42        1,525,000.00
     3,920,000.00 COLUMBUS AREA, INC., OH
                  LOC KEY BANK, N.A.                                                         07/01/24      2.55        3,920,000.00
     3,100,000.00 COLUMBUS, GA
                  LOC COLUMBUS BANK & TRUST COMPANY                                          12/01/24      2.44        3,100,000.00
     4,160,000.00 COLUMBUS, GA (RIVERTON FORD INC. PROJECT)
                  LOC COLUMBUS BANK & TRUST COMPANY                                          04/01/20      2.47        4,160,000.00
    10,260,000.00 COLUMBUS, GA DEVELOPMENT AUTHORITY
                  (WESTDEUTSCHE LANDESBANK, LLC INVERNESS II  PROJECT) -
                  SERIES 2001
                  LOC COLUMBUS BANK & TRUST COMPANY                                          12/01/21      2.47       10,260,000.00
    11,940,000.00 COLUMBUS, GA DEVELOPMENT AUTHORITY
                  (FOUR J.S. FAMILY, LLP PROJECT)- SERIES 2002
                  LOC COLUMBUS BANK & TRUST COMPANY                                          12/01/22      2.47       11,940,000.00
     6,605,000.00 COLUMBUS, GA DEVELOPMENT AUTHORITY
                  (FOUR J.S. FAMILY, LLP PROJECT)
                  LOC COLUMBUS BANK & TRUST COMPANY                                          09/01/20      2.44        6,605,000.00
     3,345,000.00 COLUMBUS, GA DEVELOPMENT AUTHORITY RB (RIVERTOWN
                  PEDIATRIC PROJECT)
                  LOC COLUMBUS BANK & TRUST COMPANY                                          05/01/23      2.44        3,345,000.00
    19,560,000.00 CONNECTICUT STATE HEFA (YALE UNIVERSITY) - SERIES 2003                     07/01/37      2.10       19,560,000.00
     1,495,000.00 CONSOLIDATED EQUITIES, LLC - SERIES 1995
                  LOC OLD KENT BANK & TRUST CO.                                              12/01/25      2.57        1,495,000.00
    15,116,000.00 COOKEVILLE CAPITAL CORPORATION
                  LOC AMSOUTH BANK, N.A.                                                     07/01/23      2.49       15,116,000.00
     7,535,000.00 COUNTRY CLUB OF THE SOUTH - SERIES 2002
                  LOC BANK OF NORTH GEORGIA                                                  12/01/27      2.49        7,535,000.00
     6,500,000.00 COUNTY OF KENT, MI                                                         03/01/07      2.42        6,500,000.00
     5,000,000.00 CRESTMONT NURSING HOME
                  LOC FIFTH THIRD BANK                                                       03/01/24      2.37        5,000,000.00
     4,650,000.00 D&G CONDUIT LLC - SERIES 2003
                  LOC AMSOUTH BANK, N.A.                                                     10/01/23      2.47        4,650,000.00
    11,850,000.00 D.G.Y. REAL ESTATE LP - SERIES 2000A
                  LOC PNC BANK, N.A.                                                         05/01/20      2.29       11,850,000.00
     7,785,000.00 DANIEL LAND COMPANY - SERIES 2004
                  LOC COLUMBUS BANK & TRUST COMPANY                                          09/01/29      2.44        7,785,000.00
     2,260,000.00 DEVIN F. & JANIS L. MCCARTHY - SERIES 1997
                  LOC FIRSTAR BANK                                                           07/01/17      2.45        2,260,000.00
     6,750,000.00 DRURY INNS, INC.
                  LOC FIRST COMMERCIAL BANK                                                  03/01/20      2.51        6,750,000.00
     3,905,000.00 DUSSEL REALTY INVESTMENT LLC
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                02/01/18      2.48        3,905,000.00
     5,825,000.00 EAGLE LANDING IV, LTD.
                  LOC REGIONS BANK                                                           09/01/26      2.41        5,825,000.00
     4,510,000.00 ECKERT SEAMANS CHERIN & MELLOT, LLC - SERIES 2000
                  LOC PNC BANK, N.A.                                                         01/01/15      2.42        4,510,000.00
     1,000,000.00 ELMHURST MEMORIAL HEALTHCARE
                  LOC FIFTH THIRD BANK                                                       01/01/34      2.37        1,000,000.00
     9,135,000.00 ELSINORE PROPERTIES LIMITED - SERIES 1999
                  LOC FIFTH THIRD BANK                                                       01/01/29      2.42        9,135,000.00
     1,000,000.00 FALLS VILLAGE REALTY, LLC
                  LOC FIFTH THIRD BANK                                                       12/01/29      2.42        1,000,000.00
       900,000.00 FAMILY SPORTS & LIFESTYLE RB
                  LOC FIFTH THIRD BANK                                                       09/01/22      2.42          900,000.00
     1,000,000.00 FANNIN & FANNIN LLC
                  LOC FIFTH THIRD BANK                                                       12/01/24      2.42        1,000,000.00
     4,590,000.00 FE, LLC - SERIES 1998A
                  LOC FIFTH THIRD BANK                                                       04/01/28      2.37        4,590,000.00
     1,500,000.00 FINDLAY EVANGELICAL CHURCH
                  LOC FIFTH THIRD BANK                                                       11/01/30      2.42        1,500,000.00
     2,445,000.00 FIRST METROPOLITAN TITLE COMPANY
                  LOC LASALLE NATIONAL BANK                                                  05/01/22      2.52        2,445,000.00
     1,505,000.00 FIRST PARK PLACE LLC
                  LOC FIFTH THIRD BANK                                                       12/01/19      2.42        1,505,000.00
       855,000.00 FOLLOW THRU LAND AND DEVELOPMENT, LLC - SERIES 1998
                  LOC KEY BANK, N.A.                                                         11/01/13      2.55          855,000.00
     1,400,000.00 G & J PROPERTIES
                  LOC FIFTH THIRD BANK                                                       09/01/23      2.42        1,400,000.00
       255,000.00 G&J LAND MANAGEMENT
                  LOC FIFTH THIRD BANK                                                       12/01/17      2.45          255,000.00
     3,795,000.00 GARDEN CITY HOSPITAL OSTEOPATHIC - SERIES 1997
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                10/01/17      2.44        3,795,000.00
     1,500,000.00 GENESEE COUNTY, MI TAXABLE OBLIGATION NOTES                                11/01/08      2.49        1,500,000.00
     1,000,000.00 GILEAD FRIENDS CHURCH
                  LOC FIFTH THIRD BANK                                                       10/01/17      2.42        1,000,000.00
     1,655,000.00 GOSON PROJECT - SERIES 1997
                  LOC FIRST MERIT BANK                                                       11/01/17      2.48        1,655,000.00
     1,575,000.00 GREAT EXPECTATIONS LTD. (BASS CHEVROLET) - SERIES 1996
                  LOC FIFTH THIRD BANK                                                       07/01/17      2.50        1,575,000.00
     3,902,000.00 HB LEASING LLC
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                05/01/33      2.48        3,902,000.00
     1,585,000.00 HCH, LLC - SERIES 2000
                  LOC KEY BANK, N.A.                                                         08/01/15      2.55        1,585,000.00
     3,375,000.00 HEALTHEUM, LLC
                  LOC WELLS FARGO BANK, N.A.                                                 11/01/29      2.62        3,375,000.00
     2,570,000.00 HENDERSON, OH REGIONAL AUTHORITY
                  LOC FIFTH THIRD BANK                                                       07/01/23      2.42        2,570,000.00
     2,000,000.00 HOOSIER STAMPING MANUFACTURING CORP.
                  LOC FIFTH THIRD BANK                                                       07/01/36      2.42        2,000,000.00
     1,075,000.00 HOPE REALTY, LTD. & HARMONY REALTY (KURTZ BROS., INC.)
                  LOC KEY BANK, N.A.                                                         08/01/15      2.55        1,075,000.00
     1,785,000.00 HOPKINS PROPERTY OF TALLADEGA LLC RB
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       10/01/16      2.56        1,785,000.00
     2,100,000.00 HOPKINS WATERHOUSE LLC PROJECT
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                06/01/20      2.48        2,100,000.00
     2,805,000.00 HOSTUN LLC
                  LOC US BANK N.A.                                                           12/01/27      2.45        2,805,000.00
     2,317,000.00 HRH CAPITAL LLC
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                03/01/22      2.42        2,317,000.00
     3,145,000.00 HUDSON TOYOTA AND HYUNDAI REALTY, LLC
                  LOC FIFTH THIRD BANK                                                       04/01/23      2.42        3,145,000.00
     1,200,000.00 ILH L.L.C. - SERIES 2004
                  LOC FIFTH THIRD BANK                                                       07/01/34      2.42        1,200,000.00
     3,035,000.00 ILH, LLC - SERIES 2003
                  LOC FIFTH THIRD BANK                                                       04/01/28      2.42        3,035,000.00
     1,725,000.00 IOP PROPERTIES, LLC
                  LOC FIFTH THIRD BANK                                                       04/01/44      2.42        1,725,000.00
       635,000.00 JAKE SWEENEY AUTOMOTIVE, INC.
                  LOC FIRSTAR BANK                                                           04/01/10      2.45          635,000.00
     4,280,000.00 KBL CAPITAL FUND, INC. - SERIES 1995A
                  LOC OLD KENT BANK & TRUST CO.                                              07/01/05      2.47        4,280,000.00
       780,000.00 KBL CAPITAL FUND, INC. (BH REALITY LIMITED PARTNERSHIP)
                  LOC OLD KENT BANK & TRUST CO.                                              05/01/21      2.47          780,000.00
     2,485,000.00 KINGSTON HEALTHCARE COMPANY - SERIES 1997A
                  LOC FIFTH THIRD BANK                                                       11/01/17      2.45        2,485,000.00
     1,995,000.00 KINGSTON HEALTHCARE COMPANY - SERIES 1998A
                  LOC FIFTH THIRD BANK                                                       03/01/18      2.45        1,995,000.00
     1,335,000.00 KISSEL HOLDINGS, INC. - SERIES 2000
                  LOC FIRSTAR BANK                                                           12/01/20      2.55        1,335,000.00
     1,330,000.00 KIT CARSON COUNTY, CO AGRICULTURAL DEVELOPMENT RB
                  (MIDWEST FARMS, LLC) - SERIES 1997
                  LOC WELLS FARGO BANK, N.A.                                                 06/01/27      2.42        1,330,000.00
     4,480,000.00 KOOL CAPITAL, LLC
                  LOC MICHIGAN NATIONAL BANK                                                 04/01/29      2.54        4,480,000.00
     2,255,000.00 L3 CORPORATION- SERIES 2002
                  LOC FIFTH THIRD BANK                                                       11/01/17      2.42        2,255,000.00
     4,950,000.00 LAKELAND INCOME PROPERTIES, LLC
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       04/01/29      2.47        4,950,000.00
     9,750,000.00 LAMINATIONS, INC. & SANTANA PRODUCTS - SERIES 1999
                  LOC PNC BANK, N.A.                                                         08/31/15      2.29        9,750,000.00
     6,690,000.00 LAUREL COUNTY, KY INDUSTRIAL BUILDING RB
                  (CONSOLIDATED BISCUIT COMPANY PROJECT)
                  LOC FIFTH THIRD BANK                                                       03/01/15      2.48        6,690,000.00
    13,210,000.00 LEXINGTON FINANCIAL SERVICES HEALTH CARE RB - SERIES 2001
                  LOC LASALLE NATIONAL BANK                                                  02/01/26      2.49       13,210,000.00
     3,350,000.00 LOCK INNS, INC.
                  LOC BANK OF NORTH GEORGIA                                                  02/01/23      2.66        3,350,000.00
     1,840,000.00 LOCKLAND DEVELOPMENT COMPANY LTD. - SERIES 2000
                  LOC US BANK, N.A.                                                          07/01/20      2.50        1,840,000.00
       560,000.00 LRC - B WADSWORTH INVESTORS, LTD.
                  LOC FIRSTAR BANK                                                           09/01/17      2.60          560,000.00
     8,095,000.00 MADISON, WI COMMUNITY DEVELOPMENT AUTHORITY RB
                  (BLOCK 89 PROJECT) - SERIES 1996A                                          01/01/19      2.52        8,095,000.00
     6,315,000.00 MADISON, WI COMMUNITY DEVELOPMENT AUTHORITY RB
                  (BLOCK 89 PROJECT) - SERIES 2000                                           07/01/20      2.52        6,315,000.00
     3,800,000.00 MARSHALL COUNTY, WV PCRB MOUNTAINEER CARBON CO.
                  (BRITISH PETROLEUM PIPELINE CO. PROJECT)                                   12/01/20      2.19        3,800,000.00
     1,000,000.00 MATERIALS PROCESSING INC.
                  LOC FIFTH THIRD BANK                                                       09/01/34      2.42        1,000,000.00
     3,185,000.00 MAXIMUM PRINCIPLE AMOUNT LIMITED PARTNERSHIP
                  (RIVERVIEW MEDICAL OFFICE BUILDING)
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                11/01/17      2.48        3,185,000.00
     6,850,000.00 MBE INVESTMENT COMPANY LLC
                  LOC COMERICA BANK                                                          12/01/54      2.60        6,850,000.00
     1,415,000.00 MIAMI RIVER STONE COMPANY
                  LOC FIRSTAR BANK                                                           08/01/09      2.52        1,415,000.00
     1,000,000.00 MICHIGAN EQUITY GROUP
                  LOC FIFTH THIRD BANK                                                       04/01/34      2.42        1,000,000.00
     2,245,000.00 MICHIGAN HEFA (HOPE COLLEGE) - SERIES 1996M
                  LOC OLD KENT BANK & TRUST CO.                                              10/01/16      2.57        2,245,000.00
       935,000.00 MILWAUKEE, WI (HISTORIC THIRD WARD PARKING PROJECT)
                  LOC NORTHERN TRUST BANK                                                    09/01/28      2.57          935,000.00
     5,000,000.00 MISSISSIPPI BUSINESS FINANCE CORPORATION
                  (POTTERY BARN INC. PROJECT)
                  LOC BANK OF AMERICA                                                        06/01/24      2.42        5,000,000.00
     3,110,000.00 MISSISSIPPI BUSINESS FINANCE CORPORATION IDRB
                  (HOWARD INDUSTRIES, INC.) - SERIES 1995
                  LOC AMSOUTH BANK                                                           06/01/10      2.47        3,110,000.00
     4,995,000.00 MISSISSIPPI BUSINESS FINANCE CORPORATION IDRB
                  (TTW FARM PRODUCTS INC.)
                  LOC AMSOUTH BANK, N.A.                                                     11/01/11      2.47        4,995,000.00
     7,225,000.00 MISSISSIPPI BUSINESS FINANCE CORPORATION, IDRB
                  (LEXTRON-VISTEON LEASING PROJECT) - SERIES 2003
                  LOC FIFTH THIRD BANK                                                       12/01/27      2.45        7,225,000.00
     5,880,000.00 MOBILE, AL MEDICAL CLINIC BOARD RB
                  (SPRINGHILL MEDICAL COMPLEX) - SERIES 1996B
                  LOC AMSOUTH BANK, N.A.                                                     09/01/11      2.47        5,880,000.00
     8,160,000.00 MONTGOMERY COUNTY, PA (BROOKSIDE MANOR)
                  GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION                        08/15/31      2.51        8,160,000.00
     5,965,000.00 MONTGOMERY COUNTY, PA (KINGSWOOD APARTMENTS PROJECT)
                  GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION                        08/15/31      2.51        5,965,000.00
       865,000.00 MONTGOMERY, AL IDB (THE JOBS COMPANY, LLC PROJECT) -
                  SERIES 1996C
                  LOC COLUMBUS BANK & TRUST COMPANY                                          07/01/16      2.41          865,000.00
       100,000.00 MOOSE RIVER LUMBER COMPANY, INC.- SERIES 1997
                  LOC KEY BANK, N.A.                                                         08/01/05      2.55          100,000.00
     1,305,000.00 MOUNT CARMEL WEST MEDICAL OFFICE BUILDING LIMITED PARTNERSHIP
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                08/01/19      2.48        1,305,000.00
     1,940,000.00 MRS. K.C. JORDAN & ASSOCIATES, INC.
                  LOC FIFTH THIRD BANK                                                       04/01/23      2.42        1,940,000.00
     2,000,000.00 NEW LEXINGTON CLINIC, P.S.C
                  LOC FIFTH THIRD BANK                                                       05/01/18      2.42        2,000,000.00
       300,000.00 NEW YORK CITY, NY IDA (J&J FARMS CREAMERY) - SERIES 1988C
                  LOC BANK OF NEW YORK                                                       05/01/08      2.62          300,000.00
     2,900,000.00 NEW YORK STATE HFA RB (345 EAST 94TH STREET)
                  GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION                       11/01/31      2.40        2,900,000.00
     1,650,000.00 NOS PROPERTIES LLC
                  LOC FIFTH THIRD BANK                                                       08/01/24      2.42        1,650,000.00
     7,700,000.00 NORTH LAGOON PARTNERS, INC.
                  LOC COLUMBUS BANK & TRUST COMPANY                                          10/01/29      2.47        7,700,000.00
     1,930,000.00 NPI CAPITAL, LLC
                  LOC MICHIGAN NATIONAL BANK                                                 07/01/29      2.57        1,930,000.00
    10,335,000.00 NUGENT SAND COMPANY - SERIES 1999
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                11/01/11      2.48       10,335,000.00
     2,290,000.00 OAKLAND ORTHO REALTY ASSOCIATION
                  LOC PNC BANK, N.A.                                                         09/01/09      2.42        2,290,000.00
     1,729,000.00 OLSZESKI PROPERTIES, INC. - SERIES 1996
                  LOC KEY BANK, N.A.                                                         09/01/16      2.55        1,729,000.00
     6,430,000.00 OPELIKA INDUSTRIAL PARK PROJECT - SERIES 1998A
                  INSURED BY MBIA INSURANCE CORP.                                            06/01/23      2.61        6,430,000.00
     1,095,000.00 OSWEGO COUNTY, NY IDA CIVIC FACILITIES (OH PROPERTIES, INC
                  PROJECT - B)
                  LOC MANUFACTURERS & TRADERS BANK & TRUST CO.                               06/01/24      2.65        1,095,000.00
     7,000,000.00 PALMETTO NW LLC
                  LOC NATIONAL BANK OF SOUTH CAROLINA                                        05/01/29      2.44        7,000,000.00
     2,490,000.00 PARISI INVESTMENT, LP & SUPPLY CO. - SERIES 1998
                  LOC US BANK, N.A.                                                          05/01/18      2.45        2,490,000.00
     1,060,000.00 PBSI PROPERTIES, LLC
                  LOC HUNTINGTON NATIONAL BANK                                               03/01/34      2.55        1,060,000.00
     3,525,000.00 PEACHTREE CREST PROFESSIONAL OFFICES - SERIES 2003
                  LOC BANK OF NORTH GEORGIA                                                  03/01/23      2.49        3,525,000.00
    19,000,000.00 PELL CITY, AL SPECIAL CARE FACILITIES FINANCIAL
                  AUTHORITY REVENUE (NOLAND HEALTH SERVICES)
                  LOC ALLIED IRISH BANK                                                      12/01/34      2.51       19,000,000.00
     4,700,000.00 PENNSYLVANIA ECONOMIC DEVELOPMENT AUTHORITY RB
                  LOC PNC BANK, N.A.                                                         08/01/28      2.42        4,700,000.00
     2,770,000.00 POMEROY INVESTMENTS, LLC - SERIES 1997
                  LOC FIRSTAR BANK                                                           05/01/17      2.45        2,770,000.00
     1,775,000.00 R.M.D CORPORATION
                  LOC FIFTH THIRD BANK                                                       06/01/13      2.42        1,775,000.00
     2,665,000.00 REALTY HOLDINGS CO. LLC
                  LOC FIFTH THIRD BANK                                                       05/01/24      2.42        2,665,000.00
     2,065,000.00 REHAB OF EL PASO, LTD - SERIES 2000
                  LOC PNC BANK, N.A.                                                         06/01/15      2.29        2,065,000.00
     5,245,000.00 REYNOLDS ROAD FITNESS CENTER, INC. - SERIES 1998
                  LOC FIFTH THIRD BANK                                                       01/01/19      2.42        5,245,000.00
     3,775,000.00 ROBERT C. FOX JR. (FOX RACING SHOE PROJECT) - SERIES A
                  LOC COMERICA BANK                                                          06/01/33      2.62        3,775,000.00
     4,460,000.00 ROCKWOOD QUARRY LLC
                  LOC FIFTH THIRD BANK                                                       12/01/22      2.37        4,460,000.00
     5,100,000.00 ROGERS BRIDGE ROAD & SOUTHERN PROPERTY, LLC - SERIES 2002
                  LOC BANK OF NORTH GEORGIA                                                  01/01/23      2.54        5,100,000.00
     2,160,000.00 RUMPF DEVELOPMENT, LTD.
                  LOC KEY BANK, N.A.                                                         08/01/17      2.55        2,160,000.00
       770,000.00 S & L PLASTIC INC.
                  LOC FLEET BANK                                                             07/01/08      2.55          770,000.00
     1,140,000.00 S&S PARTNERSHIP (MODEL GRAPHICS)- SERIES 1999
                  LOC FIRSTAR BANK                                                           09/01/19      2.55        1,140,000.00
     1,450,000.00 SAND RUN NURSERY & PRESERVE LLC
                  LOC US BANK, N.A.                                                          03/01/24      2.52        1,450,000.00
     2,740,000.00 SAVOY PROPERTIES, LTD.
                  LOC KEY BANK, N.A.                                                         08/01/20      2.55        2,740,000.00
     3,700,000.00 SCHENECTADY COUNTY, NY IDA (MVP GARAGE PROJECT) -
                  SERIES 2000A
                  LOC FLEET BANK                                                             11/01/10      2.37        3,700,000.00
     4,700,000.00 SECURITY SELF-STORAGE, INC.
                  LOC BANK ONE                                                               02/01/19      2.48        4,700,000.00
     3,330,000.00 SERVAAS, INC. - SERIES 2003
                  LOC FIFTH THIRD BANK                                                       03/01/13      2.42        3,330,000.00
     3,720,000.00 SHEPHERD CAPITAL LLC
                  LOC FIRST OF AMERICA                                                       09/15/47      2.54        3,720,000.00
     3,475,000.00 SHEPHERD CAPITAL LLC
                  LOC OLD KENT BANK & TRUST CO.                                              03/15/49      2.54        3,475,000.00
     5,460,000.00 SMUGGLERS NOTCH MANAGEMENT COMPANY, LTD AND
                  SMUGGLERS NOTCH INVESTMENT COMPANY, LTD - SERIES 2000
                  LOC KEY BANK, N.A.                                                         09/01/15      2.55        5,460,000.00
     1,300,000.00 SOARING EAGLE PARTNERS, L.P. - SERIES 2000A
                  LOC PNC BANK, N.A.                                                         12/01/15      2.29        1,300,000.00
     7,400,000.00 SOUTHEAST ALABAMA GAS DISTRICT RB (LATERAL PROJECT)
                  INSURED BY AMBAC INDEMNITY CORP.                                           06/01/25      2.47        7,400,000.00
     7,900,000.00 SOUTHERN CENTRAL COMMUNICATE
                  LOC FIFTH THIRD BANK                                                       04/01/18      2.37        7,900,000.00
     5,500,000.00 SOUTHWESTERN OHIO STEEL, INC.
                  LOC FIRSTAR BANK                                                           04/01/08      2.45        5,500,000.00
     1,445,000.00 STALLARD-SCHRIER CORPORATION
                  LOC FIFTH THIRD BANK                                                       09/01/16      2.52        1,445,000.00
     1,130,000.00 STATE CREST LTD. - SERIES 2000
                  LOC FIFTH THIRD BANK                                                       06/01/23      2.42        1,130,000.00
     5,327,000.00 STONEGATE-PARTNERS I, LLC (STONEGATE PARTNERS PROJECT) - SERIES 2002
                  LOC US BANK, N.A.                                                          06/01/34      2.48        5,327,000.00
     1,370,000.00 T.D. MANAGEMENT LTD. - SERIES 1996
                  LOC FIFTH THIRD BANK                                                       01/01/11      2.52        1,370,000.00
     2,400,000.00 TAMPA BAY, FL (ELDERS LAND DEVELOPMENT)
                  LOC FIFTH THIRD BANK                                                       09/01/23      2.42        2,400,000.00
     2,840,000.00 TANT REAL ESTATE, LLC- SERIES 2003
                  LOC COLUMBUS BANK & TRUST COMPANY                                          03/01/23      2.47        2,840,000.00
     3,395,000.00 TAYLOR STT SURGERY CENTER
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                12/01/22      2.48        3,395,000.00
     9,105,000.00 THAYER PROPERTIES II, LLC
                  LOC COLUMBUS BANK & TRUST COMPANY                                          09/01/21      2.57        9,105,000.00
     3,640,000.00 THE HENNEGAN COMPANY
                  LOC US BANK, N.A.                                                          10/01/11      2.45        3,640,000.00
     2,000,000.00 THE HOME CITY ICE COMPANY & HC TRANSPORTATION
                  LOC US BANK, N.A.                                                          05/01/19      2.50        2,000,000.00
     6,695,000.00 THE SHOPPES AT EDGEWATER - SERIES 2003
                  LOC AMSOUTH BANK, N.A.                                                     01/01/23      2.47        6,695,000.00
     7,350,000.00 THREE READING LP
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       06/01/24      2.46        7,350,000.00
       270,000.00 TOWN OF GREENDALE, IN EDA RB - SERIES 1993B
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                12/01/05      2.58          270,000.00
     3,090,000.00 TOWN OF ISLIP, NY IDA (BRENTWOOD REAL ESTATE LLC)
                  LOC ABN AMRO BANK, N.A.                                                    11/01/20      2.49        3,090,000.00
     6,425,000.00 TRIPLE CROWN INVESTMENTS, LLC
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       08/01/25      2.52        6,425,000.00
     2,170,000.00 TROTMAN BAY MINETTE, INC.
                  LOC COLUMBUS BANK & TRUST COMPANY                                          01/01/21      2.41        2,170,000.00
     4,900,000.00 UNICO ALLOYS & METALS
                  LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS                                08/01/24      2.45        4,900,000.00
    30,465,000.00 VALDEZ, AK MARINE TERMINAL (BRITISH PETROLEUM AMOCO
                  PIPELINES INC. PROJECT) - SERIES A                                         06/01/37      2.18       30,465,000.00
       845,000.00 VINCENT ENTERPRISE & PARTNERS- SERIES 2001
                  LOC KEY BANK, N.A.                                                         03/01/20      2.55          845,000.00
     1,845,000.00 VISTA FUNDING CORPORATION - SERIES 1997A
                  LOC FIFTH THIRD BANK                                                       07/01/15      2.50        1,845,000.00
     1,045,000.00 WALT SWEENEY FORD - SERIES 1996
                  LOC FIFTH THIRD BANK                                                       01/01/12      2.55        1,045,000.00
       885,000.00 WARRIOR ROOFING MANUFACTURING, INC.
                  LOC COLUMBUS BANK & TRUST COMPANY                                          09/01/26      2.57          885,000.00
     4,090,000.00 WATSON'S DAYTON PROPERTIES, LLC- SERIES A
                  LOC US BANK, N.A.                                                          07/01/18      2.45        4,090,000.00
     5,100,000.00 WELLINGTON GREEN LLC
                  LOC KEY BANK, N.A.                                                         04/01/29      2.55        5,100,000.00
     9,900,000.00 WELLSTONE MILLS LLC
                  LOC PNC BANK, N.A.                                                         12/15/24      2.42        9,900,000.00
     2,100,000.00 WESTCHESTER COUNTY, NY IDA RB (B.W.P. DISTRIBUTORS INC.)
                  LOC FIRST UNION NATIONAL BANK OF NORTH CAROLINA                            10/01/28      2.49        2,100,000.00
       630,000.00 WESTCHESTER PRESBYTERIAN CHURCH
                  LOC FIRSTAR BANK                                                           09/01/13      2.60          630,000.00
     4,230,000.00 WILLIAM MORRIS REALITY GREYSTONE - SERIES 2003
                  LOC AMSOUTH BANK, N.A.                                                     01/01/19      2.49        4,230,000.00
     1,550,000.00 WILMINGTON IRON & METAL COMPANY
                  LOC BANK ONE                                                               08/01/14      2.45        1,550,000.00
     5,966,497.48 WILMINGTON TRUST COMPANY
                  GUARANTEED BY GENERAL ELECTRIC COMPANY                                     01/01/11      2.42        5,966,497.48
    10,000,000.00 WINDER-BARROW INDUSTRIAL BUILDING AUTHORITY
                  (THE CONCRETE COMPANY PROJECT) - SERIES 2000
                  LOC COLUMBUS BANK & TRUST COMPANY                                          02/01/20      2.47       10,000,000.00
     1,340,000.00 WINDSOR MEDICAL CENTER, INC.
                  LOC FIRST MERIT BANK                                                       12/03/18      2.48        1,340,000.00
     3,000,000.00 WISCONSIN HEALTH AND EDUCATION FACILITIES
                  (GUNDERSON LUTHERAN) - SERIES 2000B
                  INSURED BY FSA                                                             12/01/29      2.22        3,000,000.00
     1,000,000.00 WORD OF DELIVERANCE
                  LOC FIFTH THIRD BANK                                                       12/01/24      2.42        1,000,000.00
     8,065,000.00 ZIRBSER GREENBRIAR INC.
                  GUARANTEED BY FEDERAL HOME LOAN BANK                                       01/01/26      2.62        8,065,000.00
-----------------                                                                                                 -----------------
 $ 787,633,497.48 TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                                          $  787,633,497.48
-----------------                                                                                                 -----------------

YANKEE CERTIFICATES OF DEPOSIT (4.87%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  75,000,000.00 BNP PARIBAS                                                                01/31/05      2.33 % $   75,000,000.00
   100,000,000.00 CANADIAN IMPERIAL BANK                                                     02/11/05      2.34      100,000,000.00
    50,000,000.00 HSBC BANK PLC, YTM 2.20%                                                   02/09/05      2.21       50,000,538.50

-----------------                                                                                                 -----------------
 $ 225,000,000.00 TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                            $  225,000,538.50
-----------------                                                                                                 -----------------

                  Total Investments (100.19%)                                                                     $4,630,685,068.89
                  Net Cash (-0.19%)                                                                                   (8,584,489.52)
                                                                                                                  -----------------
                  Net Assets (100.00%)                                                                            $4,622,100,579.37
                                                                                                                  =================
                  Shares Outstanding :
                       Cortland Shares                                                                             1,198,940,078.22
                                                                                                                  =================
                       Short Term Fund Shares                                                                         70,528,213.81
                                                                                                                  =================
                       Advantage Shares                                                                            2,760,038,741.67
                                                                                                                  =================
                       Xpress Shares                                                                                 592,595,434.37
                                                                                                                  =================
                  NAV:
                       Cortland Shares                                                                            $            1.00
                                                                                                                  =================
                       Short Term Fund Shares                                                                     $            1.00
                                                                                                                  =================
                       Advantage Shares                                                                           $            1.00
                                                                                                                  =================
                       Xpress Shares                                                                              $            1.00
                                                                                                                  =================










--------------------------------------------------------------------------------


FOOTNOTES:
(A) The interest rate changes daily based upon Federal funds target plus 0.05%.
(B) The interest rate changes daily based upon Prime minus 2.935%.
(C) The interest rate is adjusted monthly based upon one month LIBOR minus
    0.07%.
(D) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
(E) The interest rate is adjusted monthly based upon one month LIBOR plus 0.01%.
(F) The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.
(G) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%.
(H) These securities have a 7 day put feature exercisable by the fund at par value. Rate changes weekly.

Key:
  GNMA  = Government National Mortgage Agency
  YTM   = Yield to maturity



























--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
DECEMBER 31, 2004
 (UNAUDITED)

                                                                                              Maturity    Current      Amortized
   Shares/Par    Security Description                                                           Date      Coupon          Cost
   ----------    --------------------                                                           ----      ------          ----
LOAN PARTICIPATIONS (9.10%)
-----------------------------------------------------------------------------------------------------------------------------------

 $ 25,000,000.00 ARMY AND AIR FORCE EXCHANGE SERVICE WITH JPMORGAN CHASE                      01/05/05     2.36 % $   25,000,000.00
   10,000,000.00 ARMY AND AIR FORCE EXCHANGE SERVICE WITH JPMORGAN CHASE                      02/14/05     2.35       10,000,000.00
----------------                                                                                                  -----------------
 $ 35,000,000.00 TOTAL LOAN PARTICIPATIONS                                                                         $   35,000,000.00
----------------                                                                                                  -----------------

REPURCHASE AGREEMENTS (44.71%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 72,000,000.00 BANK OF AMERICA, purchased 12/31/04 REPURCHASE PROCEEDS
                 AT MATURITY $72,013,020 (COLLATERALIZED BY $186,333,822,
                 GNMA, 0.000% TO 5.000%, DUE 05/20/31 TO 10/20/34, VALUE $72,000,001)         01/03/05     2.17 % $   72,000,000.00
   30,000,000.00 CITIBANK, purchased 12/31/04 REPURCHASE PROCEEDS AT MATURITY $30,005,250
                 (COLLATERALIZED BY $61,488,237, GNMA, 3.500% TO 6.500%,
                 DUE 08/20/11 TO 02/20/34, VALUE $30,000,001)                                 01/03/05     2.10       30,000,000.00
   70,000,000.00 J.P. MORGAN SECURITIES, INC., purchased 12/31/04 REPURCHASE PROCEEDS
                 AT MATURITY $70,012,542(COLLATERALIZED BY $64,906,000, FNMA, 2.750% TO
                 7.000%, DUE 07/15/05 TO 07/15/32, VALUE $71,403,650)                         01/03/05     2.15       70,000,000.00
  ---------------                                                                                                   ----------------
 $172,000,000.00 TOTAL REPURCHASE AGREEMENTS                                                                      $  172,000,000.00
 ---------------                                                                                                   ----------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (37.54%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,430,000.00 FEDERAL FARM CREDIT BANK, YTM 2.86%                                          11/18/05     0.00 % $    1,394,552.68
    2,150,000.00 FEDERAL HOME LOAN BANK, YTM 2.26%                                            01/12/05     0.00        2,148,515.30
    5,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.05%                                            02/28/05     1.30        4,993,777.82
    1,000,000.00 FEDERAL HOME LOAN BANK, YTM 1.35%                                            03/28/05     0.00          996,846.67
    5,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.26%                            01/14/05     0.00        4,995,919.44
    8,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.81%                            01/19/05     0.00        7,993,830.00
    1,158,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.28%                            01/28/05     0.00        1,156,028.50
    4,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.28%                            02/01/05     0.00        3,992,146.66
    5,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.29%                            02/02/05     0.00        4,989,866.66
    3,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.33%                            02/08/05     0.00        2,995,851.67
    5,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.30%                            03/01/05     0.00        4,981,234.72
    1,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.55%                            04/07/05     0.00          995,946.67
    5,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.21%                            04/26/05     0.00        4,965,020.83
   10,000,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.97%                            11/30/05     0.00        9,733,600.00
    1,850,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.22%                             01/05/05     0.00        1,849,544.49
   11,900,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.25%                             01/07/05     0.00       11,895,620.83
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.13%                             01/10/05     0.00        4,997,350.00
    3,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.12%                             01/10/05     0.00        2,998,575.00
    7,410,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.25%                             01/13/05     0.00        7,404,425.83
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.00%                             01/24/05     0.00        4,993,643.06
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.26%                             01/26/05     0.00        4,992,534.72
    8,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.79%                             01/26/05     0.00        7,988,465.28
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.28%                             02/01/05     0.00        4,990,226.39
    8,200,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.29%                             02/04/05     0.00        8,182,374.77
   10,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.31%                             02/07/05     0.00        9,976,669.45
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.38%                             03/02/05     0.00        4,980,250.00
    1,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.54%                             03/04/05     0.00          997,382.22
    2,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.44%                             03/15/05     0.00        1,990,145.00
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.41%                             03/16/05     0.00        4,975,333.33
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.82%                             09/02/05     0.00        4,906,127.78
----------------                                                                                                  -----------------
 $145,098,000.00 TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES                                                      $  144,451,805.77
----------------                                                                                                  -----------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (8.05%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000.00 FEDERAL HOME LOAN BANK, YTM 1.24%                                            01/14/05     4.13 % $    2,002,021.60
    2,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.00%                                            02/15/05     4.00        2,004,721.74
    2,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.27%                                            02/15/05     7.13        2,011,459.15
    3,000,000.00 FEDERAL HOME LOAN BANK, YTM 1.89%                                            04/01/05     1.40        2,996,245.49
    2,000,000.00 FEDERAL HOME LOAN BANK                                                       04/04/05     1.40        2,000,000.00
    2,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.53%                                            04/29/05     4.03        2,009,457.61
    2,000,000.00 FEDERAL HOME LOAN BANK, YTM 2.30%                                            08/15/05     3.25        2,011,269.87
    1,756,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 1.15%                            01/15/05     1.88        1,756,459.58
    5,500,000.00 FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM 2.24%                            02/11/05     1.27        5,493,739.06
    5,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 2.16%                             01/18/05     0.00        4,994,923.61
    2,700,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM 1.89%                             02/14/05     1.50        2,698,618.60
    1,000,000.00 FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        05/23/05     1.75        1,000,000.00
----------------                                                                                                  -----------------
 $ 30,956,000.00 TOTAL U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES                                                   $   30,978,916.31
----------------                                                                                                  -----------------

                 Total Investments (99.40%)                                                                          382,430,722.08
                 Net Cash (0.60%)                                                                                      2,311,582.57
                                                                                                                  -----------------
                 Net Assets (100.00%)                                                                             $  384,742,304.65
                                                                                                                  =================
                 Shares Outstanding :
                     Cortland Shares                                                                                 173,417,931.81
                                                                                                                  =================
                     Advantage Shares                                                                                211,278,534.78
                                                                                                                  =================
                 NAV:
                     Cortland Shares                                                                              $            1.00
                                                                                                                  =================
                     Advantage Shares                                                                             $            1.00
                                                                                                                  =================


                 Key:
                 YTM     = Yield to maturity
                 GNMA    = Government National Mortgage Association
                 FNMA    = Federal National Mortgage Association

 CORTLAND TRUST, INC.
 MUNICIPAL MONEY MARKET FUND
 DECEMBER 31, 2004
 (UNAUDITED)

                                                                                   Maturity    Current    Amortized     Ratings (a)
  Shares/Par    Security Description                                                 Date      Coupon        Cost     Moody's   S&P
  ----------    --------------------                                                 ----      ------        ----     -------   ---
PUT BONDS (b) (9.93%)
------------------------------------------------------------------------------------------------------------------------------------

$  1,170,000.00   CITY OF DAYTON, KY INDUSTIRAL BUILDING RB
                  (RADAC CORPORATION PROJECT) - SERIES 1994C (c)
                  LOC FIFTH THIRD BANK                                             04/01/05     1.80 % $  1,170,000.00
   6,500,000.00   HARFORD COUNTY, MD (A.O. SMITH)(c)
                  LOC COMERICA BANK                                                03/01/05     1.65      6,500,000.00
   2,000,000.00   HOUSTON, TX INDEPENDENT SCHOOL DISTRICT LIMITED
                  TAX SCHOOLHOUSE & REFUNDING BONDS                                06/15/05     1.73      2,000,000.00  VMIG-1   A1+
   3,950,000.00   METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON
                  COUNTIES, TN (VANDERBILT UNIVERSITY) - SERIES 1985A              01/15/05     1.05      3,950,000.00  VMIG-1   A1+
   1,000,000.00   METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON
                  COUNTIES, TN (VANDERBILT UNIVERSITY) - SERIES 1985A              01/15/05     1.05      1,000,000.00  VMIG-1   A1+
   2,500,000.00   MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB
                  (DONELLY CORPORATION PROJECT) - SERIES B (c)
                  LOC BANK OF NOVA SCOTIA                                          04/01/05     1.65      2,500,000.00
   1,500,000.00   MINNESOTA STATE HFA (RESIDENTIAL HOUSING) - SERIES H(c)
                  INSURED BY AMBAC INDEMNITY CORP.                                 07/21/05     1.62      1,500,000.00
   2,450,000.00   NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB (c)
                  (GVK AMERICA INC. PROJECT)
                  LOC CITIBANK, N.A.                                               03/01/05     1.90      2,450,000.00
   2,760,000.00   POOLED PUTTABLE FLOATING OPTION TAX EXEMPTS
                  RECEIPTS - SERIES PPT-33 (c)
                  LOC MERRILL LYNCH & COMPANY, INC.                                06/16/05     1.90      2,760,000.00           A1+
---------------                                                                                        ---------------
$ 23,830,000.00   TOTAL PUT BONDS                                                                      $ 23,830,000.00
---------------                                                                                        ---------------

REVENUE BOND (0.42%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000.00   MASSACHUSETTS STATE HFA RN SINGLE FAMILY NOTES - SERIES R
                  GIC FSA                                                          05/02/05     1.15 % $  1,000,000.00   MIG-1 SP-1+
---------------                                                                                        ---------------
$  1,000,000.00   TOTAL REVENUE BOND                                                                   $  1,000,000.00
---------------                                                                                        ---------------

TAX EXEMPT COMMERCIAL PAPER (12.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000.00   BURKE COUNTY, GA DEVELOPMENT AUTHORITY (OGELTHORPE POWER) -
                  SERIES 1998B
                  INSURED BY AMBAC INDEMNITY CORP.                                 01/11/05     1.70 % $  3,000,000.00  VMIG-1   A1+
   5,000,000.00   CITY & COUNTY OF HONOLULU, HI
                  LOC WESTDEUTSCHE LANDESBANK                                      02/09/05     1.70      5,000,000.00    P1     A1+
   1,000,000.00   CITY OF AUSTIN, TX (TRAVIS & WILLIAM)
                  LOC MORGAN GUARANTY TRUST COMPANY/STATE STREET BANK & TRUST
                  CO./BAYERISCHE LANDESBANK                                        01/11/05     1.70      1,000,000.00    P1     A1+
   2,800,000.00   CITY OF BROWNSVILLE, TX, UTILITY SYSTEM - SERIES A
                  LOC STATE  STREET BANK & TRUST COMPANY                           01/11/05     1.82      2,800,000.00    P1     A1+
   2,000,000.00   METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON
                  COUNTIES, TN (THE VANDERBILT UNIVERSITY) - SERIES 2004A          04/12/05     1.82      2,000,000.00    P1     A1+
   5,000,000.00   WASHINGTON, DC METROPOLITAN AIRPORT AUTHORITY
                  LOC BANK OF AMERICA                                              01/12/05     1.70      5,000,000.00           A1
   1,000,000.00   STATE OF MICHIGAN GO, (SCHOOL LOAN BOARD) - SERIES 2004 (c)      10/05/05     2.20      1,000,000.00
   4,900,000.00   SUNSHINE STATE GOVERNMENT FINANCE COMISSION RN
                  (MIAMI -DADE) - SERIES G                                         02/15/05     1.77      4,900,000.00           A1+
   5,000,000.00   TEXAS HOUSING SFM RB - SERIES A
                  LOC BAYERISCHE LANDESBANK                                        01/06/05     2.04      5,000,000.00           A1+
---------------                                                                                        ---------------
$ 29,700,000.00   TOTAL TAX EXEMPT COMMERCIAL PAPER                                                    $ 29,700,000.00
---------------                                                                                        ---------------

TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (10.99%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,300,000.00   CONCORD, CO METROPOLITAN DISTRICT GO IMPROVEMENT BONDS
                  LOC WELLS FARGO BANK                                             12/01/05     2.25 % $  1,300,000.00           A1+
   1,300,000.00   HARTFORD, WI UNION HIGH SCHOOL DISTRICT TRAN, YTM 1.66 (c)       09/30/05     2.00      1,303,234.48
   2,725,000.00   HINGHAM, MA BAN, YTM 1.65% (c)                                   06/22/05     2.75      2,738,893.61
   1,000,000.00   ILLINOIS MUNICIPAL ELECTRIC RB, YTM 1.05% (c)
                  INSURED BY FSA                                                   02/01/05     5.00      1,003,315.45
   1,250,000.00   JOHNSON CREEK, WI SCHOOL DISTRICT TRAN, YTM 1.72% (c)            08/29/05     2.00      1,252,256.06
   1,200,000.00   LAKE MILLS, WI AREA SCHOOL DISTRICT TRAN YTM 1.69% (c)           09/01/05     2.00      1,202,426.17
   2,000,000.00   MEDFORD TOWNSHIP, NJ BAN, YTM 1.80% (c)                          10/06/05     3.00      2,017,947.80
   2,000,000.00   NEW JERSEY STATE TRANSPORTATION TRUST FUND
                  (TRANSPORTATION SYSTEM) - SERIES A, YTM 1.57% (c)
                  INSURED BY AMBAC INDEMNITY CORP.                                 06/15/05     6.50      2,043,940.77
   1,500,000.00   SPENCER, WI SCHOOL DISTRICT TRAN, YTM 1.69% (c)                  08/25/05     2.00      1,502,950.00
   2,000,000.00   STATE OF MICHIGAN GO NOTES - SERIES 2005A, YTM 2.00% (c)         09/30/05     3.50      2,021,986.67  VMIG-1 SP-1+
   1,065,000.00   STATE OF OHIO GO INFRASTRUCTURE IMPROVEMENT BONDS, YTM 1.05%(c)  02/01/05     5.50      1,068,980.35
   2,000,000.00   TEXAS STATE TRAN, YTM 2.06%                                      08/31/05     3.00      2,018,259.40   MIG-1 SP-1+
     825,000.00   WILL COUNTY, IL TROY TOWNSHIP COMMUNITY
                  CONSOLIDATED SCHOOL DISTRICT #30C - SERIES B, YTM 1.70%(c)
                  INSURED BY FSA                                                   10/01/05     2.00        826,824.77
   1,044,000.00   WINSTON SALEM, NC COPS, YTM 1.43% (c)                            06/01/05     2.50      1,044,538.94
   5,000,000.00   WYANDOTTE COUNTY, KS - SERIES VIII, YTM 1.95% (c)                11/01/05     2.75      5,032,465.22
---------------                                                                                        ---------------
$ 26,205,000.00   TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                    $ 26,378,019.69
---------------                                                                                        ---------------

VARIABLE RATE DEMAND INSTRUMENTS (d) (64.96%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000.00   ASHLAND, KY PCRB (ASHLAND OIL INC. PROJECT)
                  LOC SUNTRUST BANK                                                04/01/09     1.90 % $  1,000,000.00  VMIG-1
   5,455,000.00   AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)
                  LOC COLUMBUS BANK & TRUST COMPANY                                09/01/27     2.23      5,455,000.00           A1
   3,250,000.00   BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.PROJECT) -
                  SERIES A1
                  GUANRANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION             08/15/37     2.03      3,250,000.00  VMIG-1
   4,000,000.00   CALCASIEU PARISH INC, LA IDB (CITIGO PETROLEUM CORP.) -
                  SERIES 1
                  LOC NATEXIS BANQUE POPULAIR                                      07/01/26     2.23      4,000,000.00    P1     A1
   3,000,000.00   CITY OF PULASKI AND GILES, TN IDRB
                  (MARTIN METHODIST COLLEGE PROGRAM)
                  LOC AMSOUTH BANK, N.A.                                           01/01/24     2.14      3,000,000.00  VMIG-1
   1,000,000.00   CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3                    10/01/05     2.19      1,000,000.00  VMIG-1
   4,800,000.00   CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3 (c)                01/01/09     2.11      4,800,000.00
   2,100,000.00   CONNECTICUT STATE HFA (HOUSING
                  MORTGAGE FINANCE PROGRAM) - SERIES B-3
                  INSURED BY AMBAC INDEMITY CORP.                                  05/15/33     2.00      2,100,000.00  VMIG-1
     930,000.00   CONNECTICUT STATE HFA (HOUSING MORTGAGE FINANCE PROGRAM D-1)
                  INSURED BY AMBAC INDEMNITY CORP.                                 11/15/23     1.94        930,000.00  VMIG-1   A1+
   4,200,000.00   DEKALB COUNTY, GA HOUSING AUTHORITY MHRB
                  (WOOD HILLS APARTMENTS)
                  LOC FLEET BANK                                                   12/01/07     2.03      4,200,000.00           A1+
   3,500,000.00   DETROIT, MI SENIOR LIEN RB (SEWER DISPOSAL) - SERIES C
                  LOC DEXIA CLF                                                    07/01/27     1.95      3,500,000.00  VMIG-1   A1+
   6,990,000.00   DOUGLAS COUNTY, NE IDRB (PHILLIPS MANUFACTURING PROJECT)
                  LOC WELLS FARGO BANK N.A.                                        12/01/18     2.14      6,990,000.00           A1+
   3,000,000.00   EL PASO, TX INDEPENDENT SCHOOL DISTRICT, SCHOOL BUILDING -
                  SERIES B
                  LOC TEXAS PSF                                                    08/01/29     2.00      3,000,000.00           A1+
   6,005,000.00   FRANKLIN COUNTY, OH HRB (CHILDRENS HOSPITAL)
                  INSURED BY AMBAC INDEMNITY CORP.                                 11/01/25     1.99      6,005,000.00  VMIG-1
   2,000,000.00   GREENWOOD COUNTY, SC (FUJI PHOTO FILM, INC. PROJECT)             09/01/11     2.15      2,000,000.00           A1+
   2,350,000.00   HARRIS, TX HFA MHRB (WELLINGTON PARK APARTMENTS)
                  COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION          02/15/37     2.03      2,350,000.00  VMIG-1
     800,000.00   JACKSON COUNTY, MS PORT FACILITY RB (CHEVRON USA INC. PROJECT)   06/01/23     2.18        800,000.00    P1
   2,000,000.00   KANSAS STATE DEPARTMENT OF TRANSPORTATION HIGHWAY RB
                  - SERIES 2002C-2                                                 09/01/19     1.95      2,000,000.00  VMIG-1   A1+
   5,500,000.00   KANSAS STATE DEPARTMENT OF TRANSPORTATION HIGHWAY RB -
                  SERIES C-2                                                       09/01/19     1.97      5,500,000.00  VMIG-1   A1+
   1,500,000.00   KENT STATE UNIVERSITY, OH RB GENERAL RECEIPTS
                  INSURED BY MBIA INSURANCE CORP.                                  05/01/31     2.00      1,500,000.00  VMIG-1   A1+
   2,009,349.00   KOCH FLOATING RATE TRUST - SERIES 1
                  INSURED BY AMBAC INDEMNITY CORP.                                 04/01/09     2.19      2,009,349.00           A1+
   2,400,000.00   LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST PRODUCTS) (c)
                  LOC ABN AMRO BANK, N.A.                                          11/01/20     2.14      2,400,000.00
   1,000,000.00   LANCASTER COUNTY, NE HOSPITAL AUTHORITY RB
                  (BRYAN LEIGH MEDICAL CENTER)
                  INSURED BY AMBAC INDEMNITY CORP.                                 06/01/18     2.22      1,000,000.00  VMIG-1
   1,000,000.00   LEXINGTON-FAYETTE, KY (URBAN COUNTY ARPT CORPORATION) -
                  SERIES 1998A
                  INSURED BY MBIA INSURANCE CORP.                                  07/01/28     2.23      1,000,000.00  VMIG-1
   1,600,000.00   LOUISIANA STATE UNIVERSITY & AGRICULTUAL &
                  MECHANICAL COLLEGE UNIVERSITY RB
                  INSURED BY FGIC                                                  07/01/30     2.00      1,600,000.00  VMIG-1   A1+
   6,000,000.00   MASSACHUSETTS WATER RESOURCES AUTHORITY - SERIES 2001B
                  INSURED BY FGIC                                                  08/01/31     2.00      6,000,000.00  VMIG-1   A1+
   1,000,000.00   MISSISSIPPI BUSINESS FINANCE CORPORATION RB
                  (POWER COMPANY PROJECT) - SERIES 1999                            12/01/27     2.24      1,000,000.00    P1     A1+
   1,480,000.00   MISSISSIPPI HOME CORPORATION SINGLE FAMILY PROGRAM
                  (MERLOTS) - SERIES YYY
                  GUARANTEED BY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION           12/01/31     2.11      1,480,000.00  VMIG-1
   5,950,000.00   MISSOURI STATE HEFA RB (SOUTHWEST BAPRIST UNIVERSITY PROJECT) -
                  SERIES 2003
                  LOC BANK OF AMERICA                                              10/01/33     2.27      5,950,000.00           A1+
  10,075,000.00   NEW JERSEY HEALTH FACILITY (SOUTH JERSEY HEALTH CARE) -
                  SERIES A-4
                  LOC WACHOVIA BANK & TRUST CO., N.A.                              07/01/34     1.96     10,075,000.00  VMIG-1
   3,000,000.00   NEW YORK CITY, NY HDC (WEST END TOWERS) - SERIES 2004
                  GUARANTEED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION              05/15/34     2.00      3,000,000.00    P1     A1
   2,300,000.00   NEW YORK CITY, NY HOUSING DEVELOPMENT CORPORATION MHRB
                  (BRITANY DEVELOPMENT) - SERIES A
                  COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION          06/15/29     2.00      2,300,000.00           A1+
   2,555,000.00   NORTH DAKOTA STATE HFA (HOUSING FINANCE PROGRAM -
                  HOME MORTGAGE) - SERIES B
                  INSURED BY FSA                                                   01/01/34     2.01      2,555,000.00  VMIG-1
   7,200,000.00   OHIO STATE HIGHER EDUCATION FACILITIES RB
                  (POOLED FINANCING PROGRAM) - SERIES A
                  LOC FIFTH THIRD BANK                                             09/01/27     2.00      7,200,000.00  VMIG-1
   1,400,000.00   OHIO STATE WATER DEVELOPMENT AUTHORITY PCRB
                  (OHIO EDISON CO PROJECT) - SERIES 1988
                  LOC WACHOVIA BANK & TRUST CO., N.A.                              09/01/18     2.23      1,400,000.00    P1     A1+
   1,000,000.00   OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART) (c)
                  LOC SVENSKAHANDELSBANKEN                                         03/01/27     2.05      1,000,000.00
   1,050,000.00   PARISH OF PLAQUEMINES, LA (BRITISH PETROLEUM AMOCO
                  EXPLORATION & OIL INCORPORATION PROJECT) - SERIES 1994           10/01/24     2.23      1,050,000.00    P1     A1+
   1,000,000.00   PITKIN COUNTY, CO IDRB (ASPEN SKIING CO. PROJECT)
                  LOC BANK ONE                                                     04/01/14     2.23      1,000,000.00           A1+
   3,815,000.00   PLYMOUTH, MN MHRB (AT THE LAKE APARTMENTS PROJECT)
                  GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION             08/01/34     2.05      3,815,000.00  VMIG-1
   1,000,000.00   PORT AUTHORITY OF NEW YORK & NEW JERSEY VERSATILE STRUCTURE
                  OBLIGATI0N                                                       08/01/28     2.18      1,000,000.00  VMIG-1   A1+
   2,700,000.00   RALEIGH - DURHAM, NC AIRPORT AUTHORITY RB - SERIES 2002
                  INSURED BY FGIC                                                  11/01/17     1.98      2,700,000.00  VMIG-1
   2,875,000.00   ROCKINGHAM, NC IDRB PCFA  (WHITERIDGE PROJECT) (c)
                  LOC BRANCH BANK & TRUST COMPANY                                  03/01/15     2.12      2,875,000.00
   2,500,000.00   ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS PROCESSING, LLC) (c)
                  LOC BRANCH BANK & TRUST COMPANY                                  01/01/17     2.12      2,500,000.00
   1,530,000.00   SALT LAKE COUNTY, UT PCRB
                  (BRITISH PETROLEUM AMOCO - SERVICE STATION HOLDINGS)             02/01/08     2.18      1,530,000.00    P1     A1+
   1,970,000.00   SOUTH CAROLINA JOBS EDA RB (SISTERS OF CHARITY)
                  LOC WACHOVIA BANK & TRUST CO., N.A.                              11/01/32     2.03      1,970,000.00  VMIG-1
   2,200,000.00   SOUTH DAKOTA EDRB (HASTINGS FILTERS INC. PROJECT)
                  LOC FIFTH THIRD BANK                                             02/01/16     2.06      2,200,000.00           A1+
   1,150,000.00   UINTA, WY PCRB (CHEVRON USA PROJECT)                             08/15/20     2.15      1,150,000.00    P1
   4,000,000.00   UNIVERSITY OF NORTH CAROLINA AT CHAPEL HILL RB - SERIES 2001B    12/01/25     2.00      4,000,000.00  VMIG-1   A1+
   2,500,000.00   UTAH HOUSING CORPOATION (SINGLE FAMILY MORTAGE BONDS) -
                  SERIES 2003C                                                     07/01/34     2.05      2,500,000.00  VMIG-1   A1+
   1,900,000.00   UTAH STATE BUILDING OWNERSHIP AUTHORITY LEASE RB
                  LOC LANDESBANK HESSEN                                            05/15/22     2.00      1,900,000.00  VMIG-1   A1+
   1,000,000.00   VALDEZ, AK MARINE TERMINAL
                  (BRITISH PETROLEUM AMOCO PIPELINES INC. PROJECT)                 07/01/37     2.18      1,000,000.00  VMIG-1   A1+
   2,000,000.00   WASHINGTON HFC MHRB (HEATHERWOOD APARTMENTS PROJECT) -
                  SERIES A
                  LOC US BANK, N.A.                                                01/01/35     2.32      2,000,000.00           A1
   2,000,000.00   WEST SIDE CALHOUN COUNTY, TX NAVIGATION DISTICT
                  ENVIRONNMENTAL FACILITIES RB (BP AMOCO CHEMICALS INC PROJECT)    10/01/30     2.23      2,000,000.00           A1+
   2,100,000.00   WHITING, IN (BRITISH PETROLEUM AMOCO OIL PROJECT)                07/01/31     2.23      2,100,000.00  VMIG-1   A1+
   4,000,000.00   WILL COUNTY, IL EXEMPT FACILITIES IDRB
                  (BP AMOCO CHEMICAL CO. PROJECT)                                  07/01/32     2.23      4,000,000.00  VMIG-1   A1+
   1,250,000.00   YORK COUNTY, PA IDA LIMITED OBLIGATION RB
                  (METAL EXCHANGE CORP. PROJECT) - SERIES 1996 (c)
                  LOC COMERICA BANK                                                06/01/06     2.20      1,250,000.00
---------------                                                                                        ---------------
$155,889,349.00   TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                               $155,889,349.00
---------------                                                                                        ---------------
VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENT (d)(0.45%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,075,000.00   YORK COUNTY, PA IDA IDRB (MANOR CARE OF KINGSTON COURT, INC)
                  LOC CHASE MANHATTAN BANK, N.A.                                   12/01/08     3.41 % $  1,075,000.00    P1     A1+
---------------                                                                                        ---------------
$  1,075,000.00   TOTAL VARIABLE RATE DEMAND INSTRUMENT - PRIVATE PLACEMENT                            $  1,075,000.00
---------------                                                                                        ---------------

                  Total Investments (99.13%)                                                           $237,872,368.69

                  Net Cash (0.87%)                                                                        2,095,065.08
                                                                                                       ---------------
                  Net Assets (100.00%)                                                                 $239,967,433.77
                                                                                                       ===============
                  Shares Outstanding :
                    Cortland Shares                                                                     106,500,717.86
                                                                                                       ===============
                    Advantage Shares                                                                    133,488,183.94
                                                                                                       ===============
                  NAV:
                    Cortland Shares                                                                    $          1.00
                                                                                                       ===============
                    Advantage Shares                                                                   $          1.00
                                                                                                       ===============




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:


BAN      =    Bond Anticipation Note                       HFC    =    Housing Finance Commission
COPS     =    Certificates of Participation                HRB    =    Hospital Revenue Bond
EDA      =    Economic Development Authority               IDA    =    Industrial Development Authority
EDC      =    Economic Development Corporation             IDRB   =    Industrial Development Revenue Bond
EDRB     =    Economic Development Revenue Bond            LOC    =    Letter of Credit
FGIC     =    Financial Guaranty Insurance Company         MHRB   =    Multi-Family Housing Revenue Bond
FSA      =    Financial Security Assurance, Inc.           PCFA   =    Pollution Control Finance Authority
GIC      =    Guaranteed Investment Contract               PCRB   =    Pollution Control Revenue Bond
GO       =    General Obligation                           RB     =    Revenue Bond
HDA      =    Housing Development Authority                RN     =    Revenue Notes
HDC      =    Housing Development Corporation              TRAN   =    Tax and Revenue Anticipation Note
HEFA     =    Health and Education Facilities Authority    YTM    =    Yield to Maturity
HFA      =    Housing Finance Authority

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                      SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.


By (Signature and Title)* /s/Rosanne Holtzer
                          Rosanne Holtzer, Secretary


Date: February 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Steven W. Duff
                          Steven W. Duff, President


Date: February 25, 2005


By (Signature and Title)* /s/Anthony Pace
                          Anthony Pace, Treasurer


Date: February 25, 2005


* Print the name and title of each signing officer under his or her signature.